Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals)	Jun. 30, 2021 $ / shares shares	Jun. 30, 2021 ₪ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 ₪ / shares shares
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.12		$ 0.12
Ordinary shares of NIS par value (in New Shekels per share) | ₪ / shares		₪ 0.40		₪ 0.40
Ordinary shares, Authorized	45,000,000	45,000,000	45,000,000	45,000,000
Ordinary shares, Issued	18,306,186	18,306,186	14,587,934	14,587,934
Ordinary shares, outstanding	18,306,186	18,306,186	14,587,934	14,587,934